FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	£ 29,804	£ 16,384
Customer deposits	418,124	415,460
Trading and other financial liabilities at fair value through profit or loss	50,877	54,504
Debt securities in issue	72,450	76,314
Liabilities arising from non-participating investment contracts	15,447	20,112
Subordinated liabilities	17,922	19,831	£ 23,312
Derivative financial liabilities:
Derivative financial liabilities	26,124	34,924
Undiscounted future cash flow basis [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	30,315	16,467
Customer deposits	420,838	417,055
Trading and other financial liabilities at fair value through profit or loss	59,504	61,404
Debt securities in issue	83,259	82,865
Liabilities arising from non-participating investment contracts	15,447	20,112
Subordinated liabilities	29,926	29,825
Total non-derivative financial liabilities	639,289	627,728
Derivative financial liabilities:
Derivative financial liabilities	23,420	39,671
Net settled derivatives liabilities	22,098	26,593
Undiscounted future cash flow basis [Member] | Not later than one month [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,516	3,686
Customer deposits	367,103	347,573
Trading and other financial liabilities at fair value through profit or loss	21,286	14,390
Debt securities in issue	3,444	7,590
Liabilities arising from non-participating investment contracts	15,447	20,112
Subordinated liabilities	231	41
Total non-derivative financial liabilities	410,027	393,392
Derivative financial liabilities:
Derivative financial liabilities	18,247	23,438
Net settled derivatives liabilities	17,425	21,669
Undiscounted future cash flow basis [Member] | Later than one month and not later than three months [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	3,545	4,154
Customer deposits	18,854	19,151
Trading and other financial liabilities at fair value through profit or loss	14,424	19,718
Debt securities in issue	6,331	8,721
Subordinated liabilities	454	674
Total non-derivative financial liabilities	43,608	52,418
Derivative financial liabilities:
Derivative financial liabilities	1,130	1,804
Net settled derivatives liabilities	128	117
Undiscounted future cash flow basis [Member] | Later than three months and not later than twelve months [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	2,096	1,541
Customer deposits	21,308	28,248
Trading and other financial liabilities at fair value through profit or loss	6,499	11,845
Debt securities in issue	12,562	12,533
Subordinated liabilities	2,907	1,289
Total non-derivative financial liabilities	45,372	55,456
Derivative financial liabilities:
Derivative financial liabilities	1,813	2,476
Net settled derivatives liabilities	776	620
Undiscounted future cash flow basis [Member] | Later than one year and not later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	21,498	5,883
Customer deposits	11,198	20,789
Trading and other financial liabilities at fair value through profit or loss	4,251	1,938
Debt securities in issue	36,999	36,386
Subordinated liabilities	7,170	9,279
Total non-derivative financial liabilities	81,116	74,275
Derivative financial liabilities:
Derivative financial liabilities	895	4,853
Net settled derivatives liabilities	974	1,167
Undiscounted future cash flow basis [Member] | Later than five years [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Liabilities [Line Items]
Deposits from banks	660	1,203
Customer deposits	2,375	1,294
Trading and other financial liabilities at fair value through profit or loss	13,044	13,513
Debt securities in issue	23,923	17,635
Subordinated liabilities	19,164	18,542
Total non-derivative financial liabilities	59,166	52,187
Derivative financial liabilities:
Derivative financial liabilities	1,335	7,100
Net settled derivatives liabilities	2,795	3,020
Outflows [Member] | Undiscounted future cash flow basis [Member]
Derivative financial liabilities:
Derivative financial liabilities	154,796	171,969
Outflows [Member] | Undiscounted future cash flow basis [Member] | Not later than one month [member]
Derivative financial liabilities:
Derivative financial liabilities	23,850	33,128
Outflows [Member] | Undiscounted future cash flow basis [Member] | Later than one month and not later than three months [member]
Derivative financial liabilities:
Derivative financial liabilities	31,974	24,088
Outflows [Member] | Undiscounted future cash flow basis [Member] | Later than three months and not later than twelve months [Member]
Derivative financial liabilities:
Derivative financial liabilities	24,923	25,366
Outflows [Member] | Undiscounted future cash flow basis [Member] | Later than one year and not later than five years [member]
Derivative financial liabilities:
Derivative financial liabilities	43,444	52,925
Outflows [Member] | Undiscounted future cash flow basis [Member] | Later than five years [member]
Derivative financial liabilities:
Derivative financial liabilities	30,605	36,462
Inflows [Member] | Undiscounted future cash flow basis [Member]
Derivative financial liabilities:
Derivative financial liabilities	(153,474)	(158,891)
Inflows [Member] | Undiscounted future cash flow basis [Member] | Not later than one month [member]
Derivative financial liabilities:
Derivative financial liabilities	(23,028)	(31,359)
Inflows [Member] | Undiscounted future cash flow basis [Member] | Later than one month and not later than three months [member]
Derivative financial liabilities:
Derivative financial liabilities	(30,972)	(22,401)
Inflows [Member] | Undiscounted future cash flow basis [Member] | Later than three months and not later than twelve months [Member]
Derivative financial liabilities:
Derivative financial liabilities	(23,886)	(23,510)
Inflows [Member] | Undiscounted future cash flow basis [Member] | Later than one year and not later than five years [member]
Derivative financial liabilities:
Derivative financial liabilities	(43,523)	(49,239)
Inflows [Member] | Undiscounted future cash flow basis [Member] | Later than five years [member]
Derivative financial liabilities:
Derivative financial liabilities	(32,065)	(32,382)
Net Flows [Member] | Undiscounted future cash flow basis [Member]
Derivative financial liabilities:
Derivative financial liabilities	1,322	13,078
Net Flows [Member] | Undiscounted future cash flow basis [Member] | Not later than one month [member]
Derivative financial liabilities:
Derivative financial liabilities	822	1,769
Net Flows [Member] | Undiscounted future cash flow basis [Member] | Later than one month and not later than three months [member]
Derivative financial liabilities:
Derivative financial liabilities	1,002	1,687
Net Flows [Member] | Undiscounted future cash flow basis [Member] | Later than three months and not later than twelve months [Member]
Derivative financial liabilities:
Derivative financial liabilities	1,037	1,856
Net Flows [Member] | Undiscounted future cash flow basis [Member] | Later than one year and not later than five years [member]
Derivative financial liabilities:
Derivative financial liabilities	(79)	3,686
Net Flows [Member] | Undiscounted future cash flow basis [Member] | Later than five years [member]
Derivative financial liabilities:
Derivative financial liabilities	£ (1,460)	£ 4,080